Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2017	2016

Balance at beginning of year	$321	$495
New loans and advances	478	84
Repayments, including loans sold	294	117
Changes in related parties[1]	–	(141)

Balance at end of year	$505	$321

[1]The adjustment made in 2016 relates to the retirement of a senior management member.